Financial instruments - Capital Management (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Loans and export prepayment agreement	$ 170,906	$ 77,438
Shareholders' equity	$ 214,284	$ 183,106	$ 184,902
Gross debts/shareholders' equity	0.80%	0.42%